T. ROWE PRICE Institutional Small-Cap Stock Fund
March 31, 2024 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.8%
COMMUNICATION SERVICES 1.0%
Diversified Telecommunication
Services 0.2%
Frontier Communications Parent (1) 443,790 10,873
10,873
Entertainment 0.5%
Liberty Media Corp-Liberty Live, Class
C (1) 514,145 22,530
22,530
Interactive Media & Services 0.3%
Reddit, Class A (1) 91,597 4,518
Vimeo (1) 2,299,600 9,405
13,923
Total Communication Services 47,326
CONSUMER DISCRETIONARY 9.9%
Broadline Retail 0.8%
Etsy (1) 136,400 9,374
Kohl's  175,388 5,113
Ollie's Bargain Outlet Holdings (1) 219,986 17,504
Savers Value Village (1) 303,288 5,847
37,838
Diversified Consumer Services 1.6%
Bright Horizons Family Solutions (1) 275,369 31,216
Duolingo (1) 76,401 16,852
Strategic Education  245,437 25,555
73,623
Hotels, Restaurants & Leisure 3.6%
BJ's Restaurants (1) 449,753 16,272
Cava Group (1) 581,264 40,718
Chuy's Holdings (1) 274,243 9,250
Dutch Bros, Class A (1) 535,470 17,671
Jack in the Box  68,700 4,705
Papa John's International  341,641 22,753
Red Rock Resorts, Class A  270,798 16,199
Shake Shack, Class A (1) 145,900 15,178
Torchys Holdings, Class A, Acquisition
Date: 11/13/20, Cost $17,606 (1)(2)
(3)(4) 2,059,233 9,019
Wyndham Hotels & Resorts  210,763 16,176
167,941
Household Durables 0.9%
Installed Building Products  65,900 17,050
Skyline Champion (1) 311,068 26,444
43,494
Specialty Retail 2.7%
Advance Auto Parts  140,800 11,981
Burlington Stores (1) 151,525 35,183
Caleres  371,714 15,252
Five Below (1) 63,348 11,490
Floor & Decor Holdings, Class A (1) 54,295 7,038
Monro  460,888 14,536
RH (1) 53,662 18,688
Shares $ Value
(Cost and value in $000s)
‡
Warby Parker, Class A (1) 860,126 11,706
125,874
Textiles, Apparel & Luxury
Goods 0.3%
Skechers USA, Class A (1) 242,577 14,860
14,860
Total Consumer Discretionary 463,630
CONSUMER STAPLES 2.4%
Beverages 0.5%
Boston Beer, Class A (1) 75,053 22,848
Coca-Cola Consolidated  421 356
23,204
Food Products 1.1%
Farmers Business Network,
Acquisition Date: 11/3/17,
Cost $6,258 (1)(2)(4) 338,911 1,769
Post Holdings (1) 209,667 22,283
Simply Good Foods (1) 285,866 9,728
Utz Brands  835,350 15,404
49,184
Personal Care Products 0.8%
BellRing Brands (1) 652,299 38,505
38,505
Total Consumer Staples 110,893
ENERGY 7.3%
Energy Equipment & Services 2.5%
ChampionX  799,861 28,707
Expro Group Holdings (1) 594,056 11,863
Liberty Energy  709,041 14,691
Noble  203,438 9,865
TechnipFMC  1,114,207 27,978
Weatherford International (1) 208,900 24,111
117,215
Oil, Gas & Consumable Fuels 4.8%
Antero Resources (1) 674,500 19,560
Diamondback Energy  228,414 45,265
DT Midstream  265,900 16,246
Kimbell Royalty Partners  497,226 7,717
Magnolia Oil & Gas, Class A  973,513 25,263
Matador Resources  206,900 13,815
Range Resources  1,101,001 37,907
SM Energy  220,800 11,007
Southwestern Energy (1) 4,379,157 33,194
Viper Energy  307,900 11,842
221,816
Total Energy 339,031
FINANCIALS 15.9%
Banks 7.8%
BankUnited  221,413 6,199
Blue Foundry Bancorp (1) 379,000 3,547
Cadence Bank  671,096 19,462
Capitol Federal Financial  1,369,413 8,162
Columbia Banking System  859,300 16,627

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CRB Group, Acquisition Date:
4/14/22, Cost $1,368 (1)(2)(4) 13,013 950
CrossFirst Bankshares (1) 627,621 8,686
Dime Community Bancshares  392,518 7,560
Dogwood State Bank, Non-Voting
Shares, Acquisition Date: 5/6/19,
Cost $1,511 (1)(2)(4) 151,114 2,652
Dogwood State Bank, Voting
Shares, Acquisition Date: 5/6/19,
Cost $742 (1)(2)(4) 74,220 1,302
Dogwood State Bank, Warrants,
5/6/24, Acquisition Date: 5/6/19,
Cost $— (1)(2)(4) 22,533 177
East West Bancorp  427,935 33,854
Eastern Bankshares  795,300 10,959
Equity Bancshares, Class A  328,332 11,285
FB Financial  436,089 16,423
First Bancshares  416,332 10,804
Five Star Bancorp  380,719 8,566
Grasshopper Bancorp, Acquisition
Date: 10/12/18 - 5/2/19,
Cost $2,456 (1)(2)(4) 245,627 737
Grasshopper Bancorp, Warrants,
10/12/28, Acquisition Date: 10/12/18,
Cost $— (1)(2)(4) 47,055 15
HarborOne Bancorp  425,030 4,531
Heritage Commerce  141,664 1,215
Home BancShares  463,329 11,384
Kearny Financial  736,600 4,744
Live Oak Bancshares  541,005 22,457
Origin Bancorp  409,039 12,778
Pacific Premier Bancorp  441,359 10,593
Pinnacle Financial Partners  288,806 24,803
Popular  162,615 14,325
Prosperity Bancshares  243,184 15,997
SouthState  316,978 26,953
Texas Capital Bancshares (1) 213,999 13,172
Veritex Holdings  434,570 8,904
Western Alliance Bancorp  273,782 17,574
357,397
Capital Markets 2.2%
Cboe Global Markets  188,522 34,637
Onex (CAD)  185,522 13,898
P10, Class A  793,173 6,678
StepStone Group, Class A  436,434 15,598
Stifel Financial  150,807 11,789
TMX Group (CAD)  635,355 16,759
99,359
Consumer Finance 0.4%
Encore Capital Group (1) 237,731 10,843
PRA Group (1) 237,644 6,198
17,041
Financial Services 1.3%
PennyMac Financial Services  458,659 41,779
Toast, Class A (1) 654,888 16,320
58,099
Shares $ Value
(Cost and value in $000s)
‡
Insurance 4.2%
Assurant  182,602 34,373
Axis Capital Holdings  351,740 22,870
First American Financial  317,689 19,395
Hanover Insurance Group  188,174 25,624
Oscar Health, Class A (1) 993,500 14,773
RLI  80,600 11,967
Selective Insurance Group  427,005 46,616
White Mountains Insurance Group  9,300 16,687
192,305
Total Financials 724,201
HEALTH CARE 14.7%
Biotechnology 6.7%
Agios Pharmaceuticals (1) 198,600 5,807
Akero Therapeutics (1) 106,594 2,693
Apellis Pharmaceuticals (1) 214,152 12,588
Arcellx (1) 183,800 12,783
Argenx, ADR (1) 72,120 28,395
Arrowhead Pharmaceuticals (1) 212,393 6,074
Ascendis Pharma, ADR (1) 144,689 21,873
Biohaven (1) 119,000 6,508
Black Diamond Therapeutics (1) 405,544 2,056
Blueprint Medicines (1) 156,899 14,883
Bridgebio Pharma (1) 216,106 6,682
Cabaletta Bio (1) 286,926 4,895
CG oncology (1) 99,933 4,387
Crinetics Pharmaceuticals (1) 413,251 19,344
CRISPR Therapeutics (1) 79,987 5,452
Cytokinetics (1) 440,752 30,901
HilleVax (1) 276,209 4,593
Immatics (1) 574,513 6,038
Immunocore Holdings, ADR (1) 80,300 5,220
Immunome (1) 218,383 5,390
Insmed (1) 531,665 14,424
Ionis Pharmaceuticals (1) 350,071 15,176
MacroGenics (1) 331,876 4,885
MoonLake Immunotherapeutics (1) 194,001 9,745
Prime Medicine (1) 346,417 2,425
Sana Biotechnology (1) 509,499 5,095
Scholar Rock, Warrants, 12/31/25,
Acquisition Date: 6/17/22, Cost $— (1)
(4) 45,404 520
Syndax Pharmaceuticals (1) 230,229 5,479
Tango Therapeutics (1) 443,992 3,525
Vaxcyte (1) 301,072 20,566
Verve Therapeutics (1) 457,905 6,081
Xenon Pharmaceuticals (1) 151,769 6,534
Zentalis Pharmaceuticals (1) 364,056 5,738
306,755
Health Care Equipment &
Supplies 2.7%
Haemonetics (1) 201,600 17,207
Masimo (1) 255,431 37,510
Neogen (1) 1,048,749 16,549
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $7,145 (1)(2)(4) 1,897,440 759
Penumbra (1) 20,558 4,588

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
PROCEPT BioRobotics (1) 527,685 26,078
QuidelOrtho (1) 365,217 17,509
RxSight (1) 123,739 6,382
126,582
Health Care Providers &
Services 2.2%
Alignment Healthcare (1) 1,409,939 6,993
Molina Healthcare (1) 80,240 32,965
NeoGenomics (1) 1,465,329 23,035
Privia Health Group (1) 1,012,264 19,830
U.S. Physical Therapy  146,805 16,570
99,393
Health Care Technology 0.3%
Certara (1) 684,477 12,238
12,238
Life Sciences Tools & Services 2.1%
10X Genomics, Class A (1) 474,095 17,793
Azenta (1) 68,956 4,156
Bruker  410,063 38,521
Pacific Biosciences of California (1) 1,792,990 6,724
Repligen (1) 70,344 12,938
Sotera Health (1) 826,736 9,929
Stevanato Group  174,167 5,591
95,652
Pharmaceuticals 0.7%
Elanco Animal Health (1) 993,000 16,166
EyePoint Pharmaceuticals (1) 170,599 3,526
Neumora Therapeutics (1) 363,583 4,999
Structure Therapeutics, ADR (1) 184,167 7,894
32,585
Total Health Care 673,205
INDUSTRIALS & BUSINESS
SERVICES 19.3%
Aerospace & Defense 0.5%
Cadre Holdings  194,579 7,044
Leonardo DRS (1) 682,282 15,071
22,115
Building Products 2.2%
AAON  292,800 25,796
AZZ  492,374 38,065
CSW Industrials  96,220 22,573
Zurn Elkay Water Solutions  466,941 15,629
102,063
Commercial Services &
Supplies 2.1%
Casella Waste Systems, Class A (1) 253,058 25,020
Rentokil Initial (GBP)  3,558,149 21,155
Stericycle (1) 323,187 17,048
Tetra Tech  80,404 14,851
VSE  224,774 17,982
96,056
Construction & Engineering 0.9%
API Group (1) 303,372 11,913
Arcosa  148,900 12,785
Shares $ Value
(Cost and value in $000s)
‡
WillScot Mobile Mini Holdings (1) 410,486 19,088
43,786
Electrical Equipment 0.4%
Thermon Group Holdings (1) 547,075 17,900
17,900
Ground Transportation 1.3%
Landstar System  76,578 14,761
Saia (1) 75,949 44,430
59,191
Machinery 7.4%
ATS (1) 118,801 4,006
Crane  128,200 17,324
Enerpac Tool Group  514,142 18,334
Enpro  114,755 19,367
Esab  249,115 27,545
ESCO Technologies  136,442 14,606
Federal Signal  445,706 37,827
Graco  236,683 22,120
Helios Technologies  84,761 3,788
Ingersoll Rand  360,163 34,198
John Bean Technologies  196,852 20,648
Mueller Water Products, Class A  1,185,457 19,074
RBC Bearings (1) 134,414 36,339
Spirax-Sarco Engineering (GBP)  79,805 10,125
SPX Technologies (1) 322,405 39,698
Toro  147,191 13,487
338,486
Professional Services 2.5%
ASGN (1) 87,100 9,125
Booz Allen Hamilton Holding  60,573 8,991
Checkr, Acquisition Date: 6/29/18 -
12/2/19, Cost $2,271 (1)(2)(4) 291,546 1,259
Legalzoom.com (1) 680,312 9,075
NV5 Global (1) 92,263 9,043
Parsons (1) 447,231 37,098
Paycor HCM (1) 1,015,939 19,750
Verra Mobility (1) 759,496 18,965
113,306
Trading Companies &
Distributors 2.0%
Beacon Roofing Supply (1) 294,195 28,837
MSC Industrial Direct, Class A  112,800 10,946
Rush Enterprises, Class A  299,662 16,038
SiteOne Landscape Supply (1) 190,466 33,246
Transcat (1) 31,793 3,543
92,610
Total Industrials & Business Services 885,513
INFORMATION
TECHNOLOGY 13.6%
Electronic Equipment, Instruments
& Components 4.7%
Cognex  177,200 7,517
CTS  354,480 16,586
Insight Enterprises (1) 108,500 20,129
Littelfuse  60,960 14,774
Mirion Technologies (1) 2,580,660 29,342

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Napco Security Technologies  323,906 13,008
New York Community Bancorp,
Acquisition Date: 3/8/24,
Cost $5,129 (1)(4) 132,711 5,719
Novanta (1) 106,745 18,656
PAR Technology (1) 866,680 39,312
Teledyne Technologies (1) 83,404 35,807
Vontier  341,929 15,510
216,360
IT Services 0.0%
ServiceTitan, Acquisition Date:
11/9/18 - 5/4/21, Cost $582 (1)(2)(4) 12,412 905
Themis Solutions, Acquisition Date:
4/14/21, Cost $1,603 (1)(2)(4) 71,410 1,398
2,303
Semiconductors & Semiconductor
Equipment 3.9%
Allegro MicroSystems (1) 409,700 11,046
Astera Labs (1) 31,372 2,327
Entegris  269,091 37,818
Lattice Semiconductor (1) 489,044 38,258
MACOM Technology Solutions
Holdings (1) 302,183 28,901
Onto Innovation (1) 236,914 42,900
Power Integrations  260,673 18,651
179,901
Software 5.0%
Agilysys (1) 135,564 11,423
Altair Engineering, Class A (1) 238,700 20,564
Amplitude, Class A (1) 1,352,500 14,715
Appfolio, Class A (1) 40,000 9,869
Braze, Class A (1) 103,500 4,585
CCC Intelligent Solutions Holdings (1) 953,142 11,399
Descartes Systems Group (1) 361,955 33,130
DoubleVerify Holdings (1) 878,606 30,892
Envestnet (1) 289,946 16,791
Intapp (1) 564,889 19,376
Manhattan Associates (1) 61,984 15,510
Model N (1) 234,700 6,682
Socure, Acquisition Date: 12/22/21,
Cost $1,200 (1)(2)(4) 74,692 467
Varonis Systems (1) 194,500 9,174
Workiva (1) 295,551 25,063
229,640
Total Information Technology 628,204
MATERIALS 3.9%
Chemicals 1.8%
Element Solutions  2,153,667 53,798
HB Fuller  210,241 16,765
Quaker Chemical  50,749 10,416
80,979
Containers & Packaging 0.3%
Sealed Air  403,700 15,018
15,018
Metals & Mining 1.5%
Constellium (1) 1,527,315 33,769
Shares $ Value
(Cost and value in $000s)
‡
ERO Copper (CAD) (1) 917,271 17,688
Royal Gold  127,700 15,555
67,012
Paper & Forest Products 0.3%
West Fraser Timber (CAD)  186,132 16,072
16,072
Total Materials 179,081
REAL ESTATE 5.0%
Health Care Real Estate Investment
Trusts 0.3%
Healthcare Realty Trust, REIT  832,400 11,779
11,779
Industrial Real Estate Investment
Trusts 1.7%
EastGroup Properties, REIT  222,209 39,947
Rexford Industrial Realty, REIT  464,844 23,382
Terreno Realty, REIT  230,050 15,275
78,604
Real Estate Management &
Development 1.8%
Colliers International Group  148,718 18,178
DigitalBridge Group  1,267,464 24,424
FirstService  236,580 39,225
81,827
Residential Real Estate Investment
Trusts 0.6%
Flagship Communities, REIT  371,437 6,396
Independence Realty Trust, REIT  1,313,716 21,190
27,586
Specialized Real Estate Investment
Trusts 0.6%
CubeSmart, REIT  594,873 26,900
26,900
Total Real Estate 226,696
UTILITIES 2.3%
Electric Utilities 1.2%
IDACORP  229,249 21,295
OGE Energy  437,700 15,013
PNM Resources  542,435 20,417
56,725
Gas Utilities 0.7%
Chesapeake Utilities  303,301 32,544
32,544
Water Utilities 0.4%
California Water Service Group  385,902 17,937
17,937
Total Utilities 107,206
Total Miscellaneous Common
Stocks  1.5% (5) 67,371
Total Common Stocks (Cost
$3,005,942) 4,452,357

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 2.2%
CONSUMER DISCRETIONARY 0.0%
Hotels, Restaurants & Leisure 0.0%
Torchys Holdings, Acquisition Date:
11/13/20, Cost $3,631 (1)(2)(3)(4) 404,324 1,771
1,771
Specialty Retail 0.0%
1661, Series F, Acquisition Date:
5/28/21, Cost $6,391 (1)(2)(4) 1,098,082 1,098
1,098
Total Consumer Discretionary 2,869
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series
D, Acquisition Date: 11/3/17,
Cost $17 (1)(2)(4) 919 5
Total Consumer Staples 5
FINANCIALS 0.1%
Banks 0.1%
CRB Group, Series D, Acquisition
Date: 1/28/22, Cost $4,795 (1)(2)(4) 45,609 3,330
Total Financials 3,330
HEALTH CARE 0.9%
Biotechnology 0.1%
Caris Life Sciences, Series
C, Acquisition Date: 8/14/20,
Cost $2,356 (1)(2)(4) 853,615 3,107
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $4,729 (1)(2)(4) 583,832 2,125
5,232
Health Care Equipment &
Supplies 0.1%
Kardium, Series D-6, Acquisition Date:
1/8/21, Cost $2,939 (1)(2)(4) 2,892,844 2,459
2,459
Health Care Providers &
Services 0.1%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $5,009 (1)(2)(4) 2,080,305 3,557
3,557
Life Sciences Tools & Services 0.6%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $2,524 (1)(2)(4) 214,212 1,921
Inscripta, Series E, Acquisition Date:
3/30/21, Cost $3,365 (1)(2)(4) 381,143 713
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $3,621 (1)(2)(4) 265,089 16,099
Shares $ Value
(Cost and value in $000s)
‡
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $6,907 (1)(2)(4) 155,519 9,445
28,178
Total Health Care 39,426
INDUSTRIALS & BUSINESS
SERVICES 0.3%
Aerospace & Defense 0.2%
ABL Space Systems, Series
B, Acquisition Date: 3/24/21,
Cost $3,410 (1)(2)(4) 75,721 2,655
Epirus, Series C-2, Acquisition Date:
1/28/22, Cost $6,074 (1)(2)(4) 1,087,799 5,298
7,953
Air Freight & Logistics 0.0%
Flexe, Series C, Acquisition Date:
11/18/20, Cost $2,725 (1)(2)(4) 223,990 1,425
Flexe, Series D, Acquisition Date:
4/7/22, Cost $1,607 (1)(2)(4) 78,800 501
1,926
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date:
1/20/22, Cost $2,969 (1)(2)(4) 142,571 404
404
Professional Services 0.1%
Checkr, Series C, Acquisition Date:
4/10/18, Cost $1,791 (1)(2)(4) 393,660 1,701
Checkr, Series D, Acquisition Date:
9/6/19, Cost $6,330 (1)(2)(4) 627,795 2,712
4,413
Total Industrials & Business Services 14,696
INFORMATION TECHNOLOGY 0.6%
IT Services 0.3%
Haul Hub, Series B, Acquisition Date:
2/14/20 - 3/3/21, Cost $2,376 (1)(2)(4) 162,965 1,152
Haul Hub, Series C, Acquisition Date:
4/14/22, Cost $959 (1)(2)(4) 50,834 359
ServiceTitan, Series A-1, Acquisition
Date: 11/9/18, Cost $5 (1)(2)(4) 185 14
ServiceTitan, Series D, Acquisition
Date: 11/9/18, Cost $2,387 (1)(2)(4) 90,775 6,619
ServiceTitan, Series F, Acquisition
Date: 3/25/21, Cost $577 (1)(2)(4) 5,381 392
Themis Solutions, Series AA,
Acquisition Date: 4/14/21,
Cost $361 (1)(2)(4) 16,080 315
Themis Solutions, Series AB,
Acquisition Date: 4/14/21,
Cost $36 (1)(2)(4) 1,600 31
Themis Solutions, Series B,
Acquisition Date: 4/14/21,
Cost $39 (1)(2)(4) 1,750 34
Themis Solutions, Series E,
Acquisition Date: 4/14/21,
Cost $4,568 (1)(2)(4) 203,440 3,981
12,897

T. ROWE PRICE Institutional Small-Cap Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Software 0.3%
Nuro, Series C, Acquisition Date:
10/30/20 - 3/2/21, Cost $6,214 (1)
(2)(4) 475,993 1,947
Nuro, Series D, Acquisition Date:
10/29/21, Cost $3,216 (1)(2)(4) 154,275 631
SecurityScorecard, Series
E, Acquisition Date: 3/5/21,
Cost $3,099 (1)(2)(4) 613,641 3,234
Seismic Software, Series E,
Acquisition Date: 12/13/18,
Cost $3,462 (1)(2)(4) 549,145 3,948
Seismic Software, Series F, Acquisition
Date: 9/25/20, Cost $374 (1)(2)(4) 42,590 306
Socure, Series A, Acquisition Date:
12/22/21, Cost $1,459 (1)(2)(4) 90,776 567
Socure, Series A-1, Acquisition Date:
12/22/21, Cost $1,197 (1)(2)(4) 74,504 466
Socure, Series B, Acquisition Date:
12/22/21, Cost $22 (1)(2)(4) 1,348 9
Socure, Series E, Acquisition Date:
10/27/21, Cost $2,775 (1)(2)(4) 172,687 1,079
12,187
Total Information Technology 25,084
MATERIALS 0.3%
Chemicals 0.1%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $4,206 (1)(2)(4) 88,718 4,235
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $5,284 (1)(2)(4) 128,029 2,596
6,831
Metals & Mining 0.2%
Kobold Metals, Series B-1, Acquisition
Date: 1/10/22, Cost $3,092 (1)(2)(4) 112,792 8,274
8,274
Total Materials 15,105
Total Convertible Preferred Stocks
(Cost $116,898) 100,515
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds 1.0%
T. Rowe Price Government Reserve
Fund, 5.39% (6)(7) 45,988,803 45,989
Total Short-Term Investments (Cost
$45,989) 45,989
Total Investments in
Securities 100.0%
(Cost $3,168,829) $ 4,598,861
Other Assets Less Liabilities 0.0% 1,764
Net Assets 100.0% $ 4,600,625

T. ROWE PRICE Institutional Small-Cap Stock Fund

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $128,163 and represents 2.8% of net assets.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
(7) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Institutional Small-Cap Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 640+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
03/31/24
T. Rowe Price Government Reserve Fund, 5.39% $ 42,076  ¤  ¤ $ 45,989^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $640 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $45,989.

T. ROWE PRICE Institutional Small-Cap Stock Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Small-Cap Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation
Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Institutional Small-Cap Stock Fund

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2024, totaled $(99,000) for the period ended March 31, 2024.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 4,322,616 $ 108,332 $ 21,409 $ 4,452,357
Convertible Preferred Stocks — — 100,515 100,515
Short-Term Investments 45,989 — — 45,989
Total $ 4,368,605 $ 108,332 $ 121,924 $ 4,598,861
($000s)
Beginning
Balance
12/31/23
Gain (Loss)
During
Period Total Sales
Ending
Balance
3/31/24
Investment in Securities
Common Stocks $ 23,866 $ (2,387) $ (70) $ 21,409
Convertible Bonds — — — —
Convertible Preferred Stocks 98,158 2,357 — 100,515
Total $ 122,024 $ (30) $ (70) $ 121,924

T. ROWE PRICE Institutional Small-Cap Stock Fund

events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E129-054Q1 03/24